Share Based Payment Arrangements - Summary of Information about PSUs Outstanding (Details) - Performance Share Units shares in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of outstanding instruments	155	184	261
Weighted average remaining contractual life (in years)	1 year
100.43
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 100.43
Number of outstanding instruments	57
Weighted average remaining contractual life (in years)	1 month 6 days
135.15
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 135.15
Number of outstanding instruments	53
Weighted average remaining contractual life (in years)	1 year 1 month 6 days
156.17
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date fair value | $	$ 156.17
Number of outstanding instruments	45
Weighted average remaining contractual life (in years)	2 years 1 month 6 days